BASIC AND DILUTED INCOME/(LOSS) PER SHARE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Earnings Per Share, Basic and Diluted [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
As of June 30, 2016 and 2015, potentially dilutive securities include:

	Six Months Ended June 30,
	2016	2015

Warrants to purchase common stock	4,455,231	4,455,231
Options to purchase common stock	88,648	-
Total potentially dilutive securities	4,543,879	4,455,231

The following table is a reconciliation of the numerator and denominator used in the calculation of basic and diluted net income/(loss) per share.

	Year Ended December 31,
	2015	2014

Numerator:
Net income/(loss)	$(11,507,963)	$7,770,767

Denominator:
Weighted-average shares of common stock outstanding used in the calculation of basic net income/(loss) per share	20,408,616	20,381,554

Effect of dilutive securities:

Warrants to purchase common stock	-	4,428,441

Weighted-average shares of common stock outstanding used in the calculation of diluted net income/(loss) per share	20,408,616	24,809,995